Condensed Consolidated Balance Sheets - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
Current Assets
Cash and cash equivalents	$ 571,970	$ 160,208	$ 1,540,158
Accounts receivable, net	97,833	127,653
Inventory	176,010	15,787
Prepaid expenses	82,143	5,588
Total Current Assets	927,956	309,236	1,540,158
Other Assets
Goodwill	5,180,141	5,155,141	4,456,250
Intangible assets, net	1,865,108	2,141,374	1,528,441
Deferred brokerage fees	106,778	149,223
Property and equipment, net	576,345	232,733	117,231
Right of use asset, operating leases, net	1,307,524	490,984	100,146
Security deposits	36,885	14,885	12,317
Due from franchisees	31,514
Deferred financing costs	235,759	98,198
Total Other Assets	9,340,054	8,282,538	6,214,385
TOTAL ASSETS	10,268,010	8,591,774	7,754,543
Current Liabilities
Accounts payable	427,844	126,716
Accrued expenses	1,342,525	1,421,842	691,940
Loan payable - related party			93,761
Convertible note payable	1,368,419	1,127,320	1,000,000
Note payable, net	309,570
Note payable - related party		64,728
Operating lease obligation, current	269,500	151,867	32,045
Current portion of deferred revenues	3,795	3,795
Stock payable	52,845	75,000
Total Current Liabilities	3,774,498	2,971,268	1,817,746
Operating lease obligation, net of current portion	1,044,093	339,116	68,876
Deferred revenues, less current portion	283,350	365,718
Total Liabilities	5,101,941	3,676,102	1,886,622
Commitments and Contingencies - Note 8
Stockholders' Equity
Preferred stock - $0.0001 par value, 1,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.0001 par value; 36,000,000 and 20,000,000 shares authorized; 1,341,017, 998,622 and 7,003,975 shares issued and outstanding as of February 28, 2021, May 31, 2020 and May 31, 2019, respectively	134	100	700
Additional paid-in capital	15,799,987	11,132,103	9,442,027
Accumulated deficit	(10,782,438)	(6,195,044)	(3,574,806)
Total Simplicity Esports and Gaming Company Stockholders' Equity	5,017,683	4,937,159	5,867,921
Non-Controlling Interest	148,386	(21,487)
Total Stockholders' Equity	5,166,069	4,915,672	5,867,921
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,268,010	$ 8,591,774	$ 7,754,543